Accrued and Other Expenses	12 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 12 — Accrued and Other Expenses:

Accrued expenses were comprised of the following:

	June 30, 2015	June 30, 2014
Salaries, wages and other compensation, including $332,815 and $503,474 to officers in 2015 and 2014	$678,729	$835,530
Royalties	190,924	85,256
Professional fees	135,000	85,000
Commissions	37,936	76,173
Other miscellaneous accruals	63,354	4,450
	$1,105,943	$1,086,399

401 (K) Employee Benefit Plan:

The Company sponsors a 401(K) plan for all eligible employees. Employee contributions are based on a percentage of compensation. Employer contributions for both matching and profit sharing are discretionary and determined annually by management. For the years ended June 30, 2015 and 2014, there were no employer contributions to the plan. At June 30, 2015 & 2014 the Company owed no amounts to the 401 K Plan.